Property, Plant And Equipment - Schedule of Utility Capital Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Public Utility, Property, Plant and Equipment [Line Items]
Cost	$ 46,216	$ 44,475
Accumulated Depreciation	(12,228)	(11,718)
Net Book Value	33,988	32,757
Electric Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	11,396	11,000
Accumulated Depreciation	(3,125)	(3,093)
Net Book Value	8,271	7,907
Electric Distribution | FortisAlberta | Deferred operating overhead costs
Public Utility, Property, Plant and Equipment [Line Items]
Cost	121	103
Gas Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Cost	5,277	4,767
Accumulated Depreciation	(1,330)	(1,244)
Net Book Value	3,947	3,523
Electric Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	15,207	14,665
Accumulated Depreciation	(3,293)	(3,212)
Net Book Value	11,914	11,453
Gas Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Cost	2,267	2,214
Accumulated Depreciation	(681)	(639)
Net Book Value	1,586	1,575
Generation
Public Utility, Property, Plant and Equipment [Line Items]
Cost	6,380	6,164
Accumulated Depreciation	(2,472)	(2,279)
Net Book Value	3,908	3,885
Other
Public Utility, Property, Plant and Equipment [Line Items]
Cost	4,042	3,877
Accumulated Depreciation	(1,327)	(1,251)
Net Book Value	2,715	2,626
Assets under construction
Public Utility, Property, Plant and Equipment [Line Items]
Cost	1,329	1,478
Accumulated Depreciation	0	0
Net Book Value	1,329	1,478
Land
Public Utility, Property, Plant and Equipment [Line Items]
Cost	318	310
Accumulated Depreciation	0	0
Net Book Value	$ 318	$ 310